UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Moody, Aldrich, & Sullivan, LLC
Address: 	18 Sewall Street
         	Marblehead, MA  01945
13F File Number: 028-04634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	William B. Moody
Title:    	Principal
Phone:    	781-639-2750
Signature, Place, and Date of Signing:
    William B. Moody    Marblehead, MA    July 18, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT  AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934
WILLIAM B. MOODY

FORM 13F SUMMARY PAGE
Report Summary:  13FHR

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp              COM              00163T109     2312    74580 SH       SOLE                    59640             14940
AVX Corp                       COM              002444107     1696   103880 SH       SOLE                    83910             19970
Allied Capital Corp            COM              01903Q108     3580   158060 SH       SOLE                   127840             30220
Aon Corp                       COM              037389103     2273    77100 SH       SOLE                    61560             15540
Apache Corp                    COM              037411105     1416    24643 SH       SOLE                    19803              4840
Barrick Gold Corp              COM              067901108     1391    73230 SH       SOLE                    59540             13690
Bear Stearns Co Inc            COM              073902108     2682    43820 SH       SOLE                    35090              8730
Becton Dickinson               COM              075887109     2184    63410 SH       SOLE                    50990             12420
City National Corp             COM              178566105     2175    40460 SH       SOLE                    32760              7700
Clayton Homes                  COM              184190106     1833   116030 SH       SOLE                    93940             22090
Clorox Co                      COM              189054109     1899    45930 SH       SOLE                    37190              8740
ConAgra Inc                    COM              205887102     3508   126860 SH       SOLE                   102580             24280
CountryWide Credit             COM              222372104     3988    82650 SH       SOLE                    66980             15670
Equity Office Prop             COM              294741103     2387    79315 SH       SOLE                    63375             15940
FedEx Corp                     COM              31428X106     2023    37885 SH       SOLE                    30525              7360
Franklin Resources             COM              354613101     2573    60350 SH       SOLE                    48930             11420
Health Net Inc                 COM              42222G108     3222   120340 SH       SOLE                    96590             23750
Hon Industries Inc             COM              438092108     3368   123740 SH       SOLE                   100110             23630
Hubbell Inc Cl B               COM              443510201     2125    62220 SH       SOLE                    49770             12450
Jones Apparel Group            COM              480074103     3747    99910 SH       SOLE                    81060             18850
Key Energy Svcs                COM              492914106     2638   251260 SH       SOLE                   200540             50720
MBIA Inc                       COM              55262C100     2205    39010 SH       SOLE                    31405              7605
Marathon Oil Corp              COM              565849106     2573    94875 SH       SOLE                    76695             18180
Marshall&Ilsley Corp           COM              571834100     2425    78400 SH       SOLE                    62800             15600
Newell Rubbermaid              COM              651229106     4644   132450 SH       SOLE                   107210             25240
Northeast Utilities            COM              664397106     2653   141060 SH       SOLE                   113110             27950
OM Group Inc                   COM              670872100     3058    49327 SH       SOLE                    39537              9790
Outback Steakhouse             COM              689899102     3327    94800 SH       SOLE                    76440             18360
PG&E                           COM              69331C108     3129   174910 SH       SOLE                   141890             33020
PerkinElmer Inc                COM              714046109      421    38120 SH       SOLE                    30720              7400
Pfizer Inc                     COM              717081103      460    13132 SH       SOLE                                      13132
Placer Dome                    COM              725906101     1259   112320 SH       SOLE                    91330             20990
Popular Inc                    COM              733174106     3217    95510 SH       SOLE                    77040             18470
Progress Energy Inc            COM              743263105     2906    55880 SH       SOLE                    45210             10670
Progress Energy-CVO            COM              743263AA3        0    52200 SH       SOLE                    38790             13410
Prudential Finl Inc            COM              744320102     1486    44530 SH       SOLE                    35900              8630
RadioShack Corp                COM              750438103     1735    57710 SH       SOLE                    46600             11110
Republic Services Inc          COM              760759100     2222   116540 SH       SOLE                    94270             22270
Ross Stores                    COM              778296103     2183    53580 SH       SOLE                    43580             10000
Sherwin-Williams               COM              824348106     3846   128500 SH       SOLE                   102350             26150
Sierra Pacific Res.            COM              826428104       86    11010 SH       SOLE                     5810              5200
Superior Indus Intl            COM              868168105     1536    33210 SH       SOLE                    26030              7180
TJX Companies                  COM              872540109     3780   192760 SH       SOLE                   156440             36320
Teleflex Inc                   COM              879369106     2699    47220 SH       SOLE                    37770              9450
Tidewater Inc                  COM              886423102     1654    50240 SH       SOLE                    40540              9700
Torchmark Corp                 COM              891027104     1742    45590 SH       SOLE                    36880              8710
Trizec Properties Inc.         COM              89687P107     2388   141647 SH       SOLE                   114365             27282
Waters Corp                    COM              941848103     1574    58940 SH       SOLE                    47830             11110
Wellpoint Health Net           COM              94973H108     3340    42920 SH       SOLE                    34850              8070